30 Net revenues (Details Narrative) - One client [member]	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%
Chemicals [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	2.20%